LOANS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2020
LOANS, FINANCING AND DEBENTURES
LOANS, FINANCING AND DEBENTURES

18.LOANS, FINANCING AND DEBENTURES

18.1.Breakdown by type

		Average	Current		Non-current		Total
		annual
		interest rate -	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Type	Interest rate	%	2020	2019	2020	2019	2020	2019
In foreign currency
BNDES	UMBNDES	4.84	2,506	26,307	24,486	27,620	26,992	53,927
Bonds (1)	Fixed	5.33	779,046	640,177	37,232,554	27,375,673	38,011,600	28,015,850
Export credits (ACC - pre-payment)	LIBOR/Fixed	1.64	718,623	1,994,868	19,400,208	15,431,478	20,118,831	17,426,346
Others			2,516	3,481			2,516	3,481
			1,502,691	2,664,833	56,657,248	42,834,771	58,159,939	45,499,604

In local currency
BNDES	TJLP	6.77	276,441	283,658	1,254,222	1,517,649	1,530,663	1,801,307
BNDES	TLP	10.04	25,535	18,404	522,367	441,233	547,902	459,637
BNDES	Fixed	4.94	29,115	39,325	47,177	77,333	76,292	116,658
BNDES	SELIC	5.50	98,531	78,458	1,068,959	718,017	1,167,490	796,475
FINAME	TJLP/Fixed			4,781		9,564		14,345
BNB	Fixed			37,815		156,904		194,719
CRA (“Agribusiness Receivables Certificates”)	CDI/IPCA	7.59	32,156	2,860,938	3,025,527	2,952,451	3,057,683	5,813,389
NCE (Export credit note)	CDI	5.52	15,184	131,914	1,275,045	1,270,065	1,290,229	1,401,979
Rural producer Certificate	CDI	7.81	2,738	5,840	273,578	273,303	276,316	279,143
Export credits (“Pre payment”)	Fixed	7.62	77,570	77,694	1,313,661	1,312,586	1,391,231	1,390,280
FCO (“Central West Fund”), FDCO (“Central West Development Fund”) and FINEP	Fixed			76,596		475,905		552,501
Debentures	CDI	6.12	7,590	9,997	5,415,061	5,412,035	5,422,651	5,422,032
Others (Revolving Cost, Working capital and Industrial Development Fund (“FDI”) and fair value adjustment on business combination	Fixed	0.40	(24,165)	(62,302)	3,651	4,559	(20,514)	(57,743)
			540,695	3,563,118	14,199,248	14,621,604	14,739,943	18,184,722
			2,043,386	6,227,951	70,856,496	57,456,375	72,899,882	63,684,326

Interest on financing			935,010	886,886		136,799	935,010	1,023,685
Non-current funding			1,108,376	5,341,065	70,856,496	57,319,576	71,964,872	62,660,641
			2,043,386	6,227,951	70,856,496	57,456,375	72,899,882	63,684,326

18.2.Rollforward in loans, financing and debentures

	December 31,	December 31,
	2020	2019
Beginning balance	63,684,326	35,737,509
Amounts from the business combination		20,667,096
Reclassification - accounts payable from lease operations		(18,225)
Fundraising	14,761,796	18,993,837
Interest accrued	3,286,254	3,362,250
Premium with repurchase of bonds	391,390
Exchange rate variation, net	13,365,471	1,781,562
Settlement of principal	(19,092,810)	(13,994,708)
Settlement of interest	(3,244,949)	(2,977,957)
Settlement of premium with repurchase of bonds	(378,381)
Amortization of fundraising costs	87,959	185,807
Other	38,826	(52,845)
Ending balance	72,899,882	63,684,326

18.3.Breakdown by maturity – non current

	2022	2023	2024	2025	2026	2027 onwards	Total
In foreign currency
BNDES - Currency basket	13,356	11,130					24,486
Bonds			1,823,773	1,741,909	2,707,642	30,959,230	37,232,554
Export credits (ACC pre-payment)	1,576,020	9,549,933	4,555,079	3,250,602	468,574		19,400,208
	1,589,376	9,561,063	6,378,852	4,992,511	3,176,216	30,959,230	56,657,248

In local currency
BNDES – TJLP	269,029	268,272	240,281	292,870	169,102	14,668	1,254,222
BNDES – TLP	18,866	18,866	18,866	17,618	21,161	426,990	522,367
BNDES – Fixed	24,558	18,606	4,013				47,177
BNDES – Selic	97,511	121,202	113,061	238,538	200,697	297,950	1,068,959
CRA (“Agribusiness Receivables Certificates”)	1,512,680	1,512,847					3,025,527
Export credit note				640,800	634,245		1,275,045
Rural producer certificate				137,500	136,078		273,578
Export credits (“Pre payment”)			1,313,661				1,313,661
Debentures				2,340,550	2,327,011	747,500	5,415,061
Others (Revolving costs, working capital, FIDC and FDI)	3,651						3,651
	1,926,295	1,939,793	1,689,882	3,667,876	3,488,294	1,487,108	14,199,248
	3,515,671	11,500,856	8,068,734	8,660,387	6,664,510	32,446,338	70,856,496

18.4.Breakdown by currency

	December 31,	December 31,
	2020	2019
Brazilian Reais	14,727,803	18,170,261
U.S. Dollar	58,145,087	45,460,138
Currency basket	26,992	53,927
	72,899,882	63,684,326

18.5.Fundraising costs

The fundraising costs are amortized based on terms agreements and effective interest rate.

			Balance to be amortized
			December 31,	December 31,
Type	Cost	Amortization	2020	2019
Bonds	390,104	151,536	238,568	201,467
CRA and NCE	125,222	92,848	32,374	47,443
Export credits (ACC pre-payment)	102,769	46,741	56,028	40,382
Debentures	24,467	8,428	16,039	19,065
BNDES (“IOF”) (1)	62,658	22,047	40,611	38,447
Others	18,147	16,725	1,422	4,590
	723,367	338,325	385,042	351,394
1)	Tax on Financial Operations

18.6.Relevant transactions entered into the year

18.6.1.Export Prepayment Agreements (“EPP”)

 On February 14, 2020, Suzano, through its wholly-owned subsidiaries Suzano Pulp and Paper Europe S.A., Suzano Austria GmbH and Fibria Overseas Finance Ltd., entered into a syndicated export prepayment agreement in the amount of US$850,000 (equivalent, on the transaction date, to R$3,672,259), with a term of six years and maturity in February 2026, grace period of 4 years, quarterly interest payments of 1.15% p.a. plus LIBOR 3M. This transaction is fully and unconditionally guaranteed by Suzano S.A.

On December 17, 2020, the Company, through its wholly-owned subsidiary Suzano International Trade GmbH, signed in a bilateral export prepayment contract with Banco Santander, in the amount of US$100,000 (equivalent on the transaction date to R$517,402) with a term of one year and with an interest rate of 1.3825% p.a.

On December 23, 2020, the Company, through its wholly-owned subsidiary Suzano Pulp and Paper Europe SA, signed in a bilateral export prepayment contract with the bank Rabobank in the amount of US$140,000 (equivalent on the transaction date to R$709,444) with a term of one year and an interest rate of 1.35% p.a.

All the above operations are fully guaranteed by Suzano S.A.

18.6.2.Revolving credit facility

On April 2, 2020, the Company through its wholly-owned subsidiary Suzano Pulp and Paper Europe S.A, disbursement of US$500,000 (equivalent, on the transaction date, to R$2,638,221) of its revolving credit facility maintained with certain financial institutions with quarterly payments of 1.30%  plus quarterly LIBOR and maturity in February 2024.

18.6.3.Brazilian National Bank for Economic and Social Development (BNDES)

On June 29, 2020, the Company raised with BNDES the amount of R$400,000 indexed to the Selic interest rate, plus fixed interest of 1.96% p.a., with an average term of 124 months, maturing in February 2040. This funding is in line with the company's strategy of lengthening of the average of its obligations and efficiency in servicing its debt (cost of debt).

On December 22, 2020, the Company raised with BNDES the amount of R$131,774, of which R$ 100,000 referring to a second release of the contract raised above and R$31,774 indexed to the long-term interest rate ("TLP"), plus fixed interest of 1.77% p.a., with an average term of 121 months, maturing in November 2034.

18.6.4.Issuance of Sustainability-linked Notes 2031 (“Notes 2031”)

On September 14, 2020, the Company, through its wholly-owned subsidiary Suzano Austria GmbH ("Suzano Austria"), issued Senior Notes totaling US$ 750,000 (R$ equivalent to R$3,973,831 on the transaction date) with yield of 3.950% per annum, with a coupon of 3.750% p.a., to be paid semi-annually as of January 15, 2021 and with the principal amount due on January 15, 2031.

The Notes have environmental performance indicators (“KPIs”) associated with a goal of reducing GHG emissions by the Company by 2025, evidencing Suzano’s commitment as part of the solution to the global climate crisis and in convergence to the implementation of its Long Term Goal. Under the terms of the Notes, if the Company does not satisfy the Sustainability Performance Target and provide confirmation thereof to the Trustee together with a related confirmation by the External Verifier at least 30 days prior to July 16, 2026, the interest rate payable on the Notes will be increased by 25 basis points from July 16, 2026 to the Maturity Date. Additionally, pursuant to the Sustainability-Linked Securities Framework, the Company has committed to publish annually a Sustainability Report, together with a verification assurance report issued by the External Verifier. Thus, the new debt securities are characterized as sustainability-linked bonds, according to the principles promulgated by the Capital Markets Association.

18.6.5.Sustainability-Linked Notes 2031 (“Notes 2031”)

On November 19, 2020, the Company, through its wholly-owned subsidiary Suzano Austria GmbH ("Suzano Austria"), made an additional issue of debt securities under Senior Notes 2031, in the principal amount of US$500,000 (equivalent to R$2,666,484 on the transaction date) coupon of 3.750% p.a. (yield to maturity of 3.100% p.a.), to be paid semi-annually as of January 15, 2021 and with the principal amount due on January 15, 2031.

18.7.Relevant transactions settled in the year

18.7.1.Export Prepayment Agreements (“EPP”)

On February 14, 2020, Suzano, through its wholly-owned subsidiary Suzano Pulp and Paper Europe S.A., voluntarily prepaid the export prepayment agreement in the amount of U.S.$755,864 (equivalent, on the transaction date, to R$3,240,229), with quarterly interest payments of 1.15% p.a. plus quarterly LIBOR, which was scheduled to mature in February 2023.

On December 7, 2020, the Company, through its subsidiary Suzano Pulp and Paper Europe S.A., partially settled the export prepayment agreement in the total amount of US$300,000 (equivalent on the transaction date to R$1,355,362), with original maturity in December 2023 and quarterly interest rate of 1.15% p.a. plus quarterly LIBOR.

18.7.2.Make–whole Senior Notes (“Notes 2021”)

On March 31, 2020, the Company through its wholly-owned subsidiary Suzano Trading Ltd., redeem all of the outstanding of Senior Notes 2021 in the total amount of US$199,864 (equivalent, on the transaction date, to R$1,039,032) considering redemption price of 104.287% plus interest proportional to the period.

18.7.3.Agribusiness Receivables Certificates (“CRA”)

On April 13, 2020, the Company disbursed the total amount of R$612,779, from this amount R$600,000 was related to the payment of principal and R$12,779 of interest of the Agribusiness Receivables Certificate issued in April 2016, with interest of 98% of the CDI, this payment was made due to the normal maturity of the CRA.

On June 22, 2020, the single installment of the CRA principal of R$880,155, issued in June 2016, with 97% interest on the CDI, matured. The company disbursed R$895,655 as principal (R$880,155) and interest (R$15,500).

On November 14, 2020, the single installment of the CRA principal in the amount of R$1,000,000, issued in November 2016, with interest of 96% of the CDI, matured. The Company disbursed the amount of R$1,009,068, considering the last installment of interest on the operation.

18.7.4.Revolving credit facility

On August 13, 2020, in accordance with the announced to the market made on March 30, 2020, the Company announced the early return of the revolving credit facility in the amount of US$ 500,000 (equivalent to R$2,638,221 on the date of the transaction) hired on April 1, 2020, at LIBOR + 1.30% p.a., with an average term of 47 months and final maturity in February 2024. The settlement was on August 20, 2020 in the amount of R$ 2,848,097 (principal and interest) and, once realized, these funds became fully available as a source of additional liquidity for the Company, if necessary.

18.7.5.Notes Tender Offer (“Notes 2024, 2025 e 2026”)

The proceeds obtained from the issuance of Notes 2031, detailed in note 18.6.4., were used for the partial repurchase of Senior Notes issued by Fibria Overseas Finance Ltd and Suzano Austria GmbH, Suzano's wholly-owned subsidiaries, as follows (i) partial settlement of US$247,207 (equivalent to R$1,303,473) at a price of 110.8% of the issue value plus the proportional interest of Senior Notes issued by Fibria Overseas currently in circulation with a coupon (interest) of 5.25% p.a. and maturity in May 2024 ("Notes 2024"); (ii) partial settlement of US$260,348 (equivalent to R$1,372,763) at the price of 106.6% of the issue value plus the proportional interest of Senior Notes issued by Fibria Overseas currently in circulation with a coupon (interest) of 4.00% p.a. and maturity in January 2025 ("Notes 2025"); and (iii) partial settlement of US$183,419 (equivalent to R$967,138 on the payment date) at a price of 115.2% of the issue value plus the proportional interest of Senior Notes issued by Suzano Austria, with a coupon (interest) of 5.75%  p.a. and maturity in July 2026 ("Notes 2026").

In the execution of the partial repurchase, premium payments were made in the amounts of US$26,698 (equivalent to R$140,775 on the transaction date), US$17,183 (equivalent to R$90,602 on the transaction date) and US$25,506 (equivalent to R$134,488 on the transaction date) to the bondholders of Notes 2024, 2025 and 2026, respectively, recognized in the financial result.

In the partial repurchase of Notes 2026, the Company determined that there was no substantial change under of the existing bonds, therefore, this transaction was recorded as a modification of the financial liability. The amount of US$2,374 (equivalent R$ 12,518 on the transaction date) paid for the exchange will be amortized over the term of Notes 2031, in accordance with the requirements of IFRS 9.

The settlement of the process of repurchase occurred on September 15, 2020.

18.7.6.Central West Development Fund (“FDCO”)

On December 28, 2020, the Company prepaid the financing credit agreement raised with the Midwest development Fund in the amount of R$512,012, with original maturity in December 2027 and semiannual interest rate of 8.00% p.a.

18.8.Guarantees

Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment are offered by the Company, as disclosed in Note 15.1.

The Company does not have contracts with restrictive financial clauses (financial covenants) to be complied with.